UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

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Investment Company Act file number 811-09134

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MANOR INVESTMENT FUNDS, INC.
(Exact name of registrant as specified in charter)

15 Chester Commons
Malvern, PA 19355
(Address of principal executive offices)

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AGENT FOR SERVICE:

Daniel A. Morris
Manor Investment Funds, Inc.
15 Chester Commons
Malvern, Pa 19355
(Name and Address of Agent for Service)

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Registrant's telephone number, including area code: 1-610-722-0900

Date of fiscal year end: December 31, 2003

Date of reporting period: July 1, 2003 - June 30, 2004

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR
270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX,
And the Commission will make this information public. A registrant is not
Required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street,
NW, Washington, DC 20549-0609. The OMB has reviewed this collection of infor-
mation under the clearance requirements of 44 U.S.C. ss. 3507.

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MANOR INVESTMENT FUNDS, INC.

PROXY VOTING RECORD

Company Information	Proposal	Mgt Rec	Vote Cast	Sponsor
Ivax IVX 465823102 7/15/04	1.1 Elect Director Betty G. Amos
1.2 Elect Director Mark Andrews
1.3 Elect Director Ernst Biekert
1.4 Elect Director Paul L. Cejas
1.5 Elect Director Jack Fishman
1.6 Elect Director Neil Flanzraich
1.7 Elect Director Phillip Frost
1.8 Elect Director Bruce W. Greer
1.9 Elect Director Jane Hsiao
1.10 Elect Director David A. Lieberman
1.11 Elect Director Richard C. Pfenniger Jr.
1.12 Elect Director Bertram Pitt
2     Approval of 2004 incentive plan

		For For For For For For For For For For For For For	For For For For For For For For For For For For For	Management Management Management Management Management Management Management Management Management Management Management Management Management
Xilinx XLNX 983919101 8/05/04	1.1 Elect Director Willem P. Roelandts
1.2 Elect Director John H. Doyle
1.3 Elect Director Jerlad G. Fishman
1.4 Elect Director Philip T. Gianos
1.5 Elect Director Harold E. Hugehes Jr.
1.6 Elect Director William G. Howard Jr.
1.7 Elect Director Richard w. Sevcik
1.8 Elect Director Elizabeth Vanderslice
2    Ratify Ernst & Young

		For For For For For For For For For	For For For For For For For For For	Management Management Management Management Management Management Management Management Management
Tidewater TDW 886423102 7/15/04	1.1 Elect Director Richard T. Du Moulin
1.2 Elect Director J. Wayne Leonard
1.3 Elect Director Paul W. Murrill
1.4 Elect Director Dean E. Taylor
2    Ratify Deloitte & Touche
3    Stockholder proposal: declassification of the board of Directors and the annual election of all Directors

		For For For For For Against	For For For For For Against	Management Management Management Management Management Shareholder
Dell DELL 247025109 7/16/04	1.1 Elect Director Donald J. Carty
1.2 Elect Director Michael S. Dell
1.3 Elect Director William H. Gray III
1.4 Elect Director Judy C. Lewent
1.5 Elect Director Thomas W. Luce III
1.6 Elect Director Klaus S. Luft
1.7 Elect Director Alex J. Mandi
1.8 Elect Director Michael A. Miles
1.9 Elect Director Samuel A. Nunn Jr.
1.10 Elect Director Kevin B. Rollins
2    Ratify independent auditors
3    Stockholder proposal: expensing options

		For For For For For For For For For For For Against	For For For For For For For For For For For Against	Management Management Management Management Management Management Management Management Management Management Management Shareholder
Shurgard Storage SHU 82567D104 6/29/04	1.1 Elect Director A.K. Andrews
1.2 Elect Director Charles K. Barbo
1.3 Elect Director Howard P. Behar
1.4 Elect Director Richard P. Fox
2    Ratification of PriceWaterhouseCoopers
3    Approval of long-term incentive plan

		For For For For For For	For For For For For For	Management Management Management Management Management Management
Bed Bath & Beyond BBBY 075896100 5/05/04	1.1 Elect Director Warren Eisenberg For For Management
1.2 Elect Director Victoria A. Morrison For For Management
1.3 Elect Director Stanley Barshay For For Management
1.4 Elect Director Fran Stoller For For Management
1.5 Elect Director Jordan Heller For For Management
2    Ratification of KPMG LLP For For Management
3    Ratification of the stock incentive plan For For Management
4    Shareholder proposal: glass ceiling report
5    Shareholder proposal: executive stock holdings

		For For For For For For For Against Against	For For For For For For For Against Against	Management Management Management Management Management Management Management Shareholder Shareholder
Best Buy BBY 086516101 6/24/04	1.1 Elect Director Bradbury H. Anderson For For Management
1.2 Elect Director K.J. Higgins Victor For For Management
1.3 Elect Director Allen U. Lenzmeier For For Management
1.4 Elect Director Frank D. Trestman For For Management
1.5 Elect Director Alex J. Mandi For For Management
2    Ratification of Ernst & Young LLP as independent auditors
3    Approval of stock and incentive plan

		For For For For For For For	For For For For For For For	Management Management Management Management Management Management Management
Monster Worldwide MNST 872941109 6/16/04	1.1 Elect Director Andrew J. McKelvey
1.2 Elect Director George R. Eisele
1.3 Elect Director John Gaulding
1.4 Elect Director Ronald J. Kramer
1.5 Elect Director Michael Kaufman
1.6 Elect Director John Swann
1.7 Elect Director David A. Stein
2    Re-approval of performance goals

		For For For For For For For For	For For For For For For For For	Management Management Management Management Management Management Management Management
InterActive Corp. IACI 902984103 6/23/2004	1.1 Elect Director Richard Barton
1.2 Elect Director Robert Bennett
1.3 Elect Director Edgar Bronfman, Jr.
1.4 Elect Director Barry Diller
1.5 Elect Director Victor Kaufman
1.6 Elect Director Donald Keough
1.7 Elect Director Marie-Josee Kravis
1.8 Elect Director John Malone
1.9 Elect Director Steven Rattner
1.10 Elect Director Gen. HN Schwarzkopf
1.11 Elect Director Alan Spoon
1.12 Elect Director Diane Von Furstenberg
2    Appointment Ernst & Young as independent auditors

		For For For For For For For For For For For For For	For For For For For For For For For For For For For	Management Management Management Management Management Management Management Management Management Management Management Management Management
Anthem, Inc. ATH 03674B104 5/17/2004	1 Issuance of shares pursuant to merrger 2 Approve amendment of Articles of Incorporation	For For	For For	Management Management
Nabors Industries NBR 629568106 6/1/2004	1.1 Elect Director James Payne 1.2 Elect Director Hans Schmidt 2 Appoint PriceWaterhouseCoopers as independent auditors 3 Shareholder proposal to change jurisdiction from Bermuda to Delaware	For For For Against	For For For Against	Management Management Management Shareholder
Ebay, Inc. EBAY 278642103 6/24/2004	1.1 Elect Director Philippe Bourguignon
1.2 Elect Director Thomas Tierney
1.3 Elect Director Margaret Whitman
2    Amendmend 1999 global equity incentive plan
3    Amendmend 2001 equity incentive plan
4    Amendmend certificate of incorporation
5    Selecte PriceWaterhouseCoopers as independent auditors
6    Stockholder proposal requesting the expensing of stock options

		For For For For For For For Against	For For For For For For For Against	Management Management Management Management Management Management Management Shareholder
Barnes & Noble, Inc. BKS 067774109 6/2/2004	1.1 Elect Director Leonard Figgio
1.2 Elect Director Michael Del Giudice
1.3 Elect Director William Sheluck, Jr.
2    Approve the Barnes & Noble 2004 Incentive Plan
3    Approve the executive performance plan
4    Approve amendment to the BN bylaws
5    Appoint BDO Seidman, LLP, as accountants

		For For For For For For For	For For For For For For For	Management Management Management Management Management Management Management
Vornado Realty Trust VNO 929042109 5/27/2004	1.1 Elect Director Robert Kogod 1.2 Elect Director David Mandelbaum 1.3 Elect Director Dr. Richard West 2 Selection of independent auditors	For For For For	For For For For	Management Management Management Management
Devon Energy Corporation DVN 25179M103	1.1 Elect Director Thomas Ferguson
1.2 Elect Director Peter Fluor
1.3 Elect Director David Garvin
1.4 Elect Director Michael Gellert
2    Appoint KPMG LLP as independent auditors
3    Revise Director election vote threshold

		For For For For For Against	For For For For For For	Management Management Management Management Management Shareholder
Staples, Inc. SPLS 855030102 6/17/2004	1.1 Elect Director Arthur Blank
1.2 Elect Director Gary Crittenden
1.3 Elect Director Martin Trust
1.4 Elect Director Paul Walsh
2    Approve the 2004 stock incentive plan
3    Amend and restate 1998 stock purchase plan
4    International employee stock purchase plan
5    Ernst & Young as independent auditors
6    Proposal on shareholder rights plans
7    Proposal on shareholder input on poison pills
8    Proposal on commonsense executive compensation
9    Shareholder proposal on auditor independence

		For For For For For For For For Against Against Against Against	For For For For For For For For For For Against For	Management Management Management Management Management Management Management Management Shareholder Shareholder Shareholder Shareholder
Andrx Corporation ADRX 034553107 6/4/2004	1.1 Elect Director Lawrence Dubow
1.2 Elect Director Elliot Hahn
1.3 Elect Director Thomas Rice
2    Approve the amended and restated certificate of incorporation
4    Ernst & Young LLP as independent auditors

		For For For For For	For For For For For	Management Management Management Management Management
General Motors GM 370442105 6/2/2004	1.1 Elect Director PN Barnevik
1.2 Elect Director JH Bryan
1.3 Elect Director AM Codina
1.4 Elect Director GMC Fisher
1.5 Elect Director K Katen
1.6 Elect Director K Kresa
1.7 Elect Director AG Lafleys
1.8 Elect Director PA Laskawy
1.9 Elect Director ES O'Neil
1.10 Elect Director E Pfeiffer
1.11 Elect Director GR Wagoner
2    Selection of independent accountants
3    Eliminate awarding, repricing, or renewing stock options
4    Eliminating options, SARS, and severance payments
5    Requiring an independent chairman separate from CEO
6    Appointment of independent directors to key board committees
7    Report on greenhouse gas emissions
8    Approval of "Golden Parachutes"
9    Requiring senior executives and directors to retain stock obtained by exercising options

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Fannie Mae FNM 313586109 5/25/2004	1.1 Elect Director SB Ashley
1.2 Elect Director KM Duberstein
1.3 Elect Director TP Gerrity
1.4 Elect Director T Howard
1.5 Elect Director A Korologos
1.6 Elect Director FV Malek
1.7 Elect Director DB Marron
1.8 Elect Director DH Mudd
1.9 Elect Director AM Mulcahy
1.10 Elect Director JK Pickett
1.11 Elect Director L Rahl
1.10 Elect Director FD Rains
1.11 Elect Director HP Swygert
2    Ratification of selection of auditors
3    Amend to employee stock plan
4    Stockholder proposal to reinstate cumulative voting

		For For For For For For For For For For For For For For For Against	For For For For For For For For For For For For For For For Against	Management Management Management Management Management Management Management Management Management Management Management Management Management Management Management Shareholder
Universal Health Services, Inc. UHS 913903100	1.1 Elect Director Robert Hotz 2 Approve of an increase in the number of shares	For For	For For	Management Management
Chelsea Property Group CPG 163421100 6/10/2004	1.1 elect Director Brendan Byrne
2    Amend the articles of incorporation to increase stock
3    Amend the articles of incorporation to declassify Board of Directors
4    Approve of the amendment to the 2000 stock plan
5    Appoint of Ernst & Young as independent auditors

		For For For For For	For For For For For	Management Management Management Management Management
Mohawk Industries, Inc. MHK 608190104 5/19/2004	1.1 Elect Director Leo Benatar 1.2 Elect Director Phyllis Bonanno 1.3 Elect Director David Kolb 1.4 Elect Director w Christopher Wellborn	For For For For	For For For For	Management Management Management Management
Express Scripts ESRX 302182100 5/26/2004	1.1 Elect Director Gary Benanav
1.2 Elect Director Frank Borelli
1.3 Elect Director Nicholas Lahowchic
1.4 Elect Director Thomas MacMohon
1.5 Elect Director John Parker
1.6 Elect Director George Paz
1.7 Elect Director Samuel Skinner
1.8 Elect Director George Paz
1.9 Elect Director Samuel Skinner
1.10 Elect Director Seymour Sternberg
1.11 Elect Director Barrett Toan
1.12 Elect Director Howard Waltman
2    Increase the number of authorized shares of common stock
3    PriceWaterhouseCoopers as independent accountants

		For For For For For For For For For For For For For For	For For For For For For For For For For For For For For	Management Management Management Management Management Management Management Management Management Management Management Management Management Management
Ace Limited ACE G0070K103 5/27/2004	1.1 Elect Director Brian Duperreault
1.2 Elect Director Robert Hernnandez
1.3 Elect Director Peter Menikoff
1.4 Elect Director Robert Ripp
1.5 Elect Director Dermot Smurfit
2    Approve the 2004 long-term incentive plan
3    PriceWaterhouseCoopers as independent accountants

		For For For For For For For	For For For For For For For	Management Management Management Management Management Management Management
Cytyc Corporation CYTC 232946103 5/13/2004	1.1 Elect Director Walter Boomer
1.2 Elect Director Daniel Levangie
1.3 Elect Director JB Martin
2    Approve omnibus stock plan
3    Approve 2004 employee stock purchase plan
4    For: Deloitte & Touche as CPA and auditors

		For For For For For For	For For For For For For	Management Management Management Management Management Management
Hospitality Properties Trust HPT 44100M102 5/11/2004	1.1. Elect Director Arthur Koumantzelis	For	For	Management
Jones Apparel Group JNY 480074103 5/19/2004	1.1 Elect Director Peter Boneparth
1.2 Elect Director Sidney Kimmel
1.3 Elect Director Geraldine Stutz
1.4 Elect Director Howard Gittis
1.5 Elect Director Anthony Scarpa
1.6 Elect Director Matthew Kamens
1.7 Elect Director Michael Tarnopol
1.8 Elect Director J Robert Kerry
1.9 Elect Director Ann Reese
2    BDO Seidman as independent auditors
3    Amend to the 1999 stock incentive plan

		For For For For For For For For For For For	For For For For For For For For For For For	Management Management Management Management Management Management Management Management Management Management Management
Citrix Systems CTXS 177376100 5/13/2004	1.1 Elect Director Mark Templeton 1.2 Elect Director Kevin Compton 1.3 Elect Director Stephen Dow 2 Stockholder proposal on expensing stock options	For For For Against	For For For Against	Management Management Management Shareholder
Anthem, Inc. ATH 03674B104 5/17/2004	1.1 Elect Director Victor Liss 1.2 Elect Director James McDowell 1.3 Elect Director George Schaefer 1.4 Elect Director Jackie Ward	For For For For	For For For For	Management Management Management Management
Vishay Intertechnology VSH 928298108 5/12/2004	1.1 Elect Director Dr. Felix Zandman
1.2 Elect Director Philippe Gazeau
1.3 Elect Director Zvi Frinfas
1.4 Elect Director Dr Gerald Paul
2    Ratify Ernst & Young as independent auditors
3    Approve Cash bonus plan
4    Approve senior executive phantom stock plan

		For For For For For For For	For For For For For For Against	Management Management Management Management Management Management Management
First Data Corp. FDC 319963104 5/19/2004	1.1 Elect Director Henry Duques 1.2 Elect Director Charles Fote 1.3 Elect Director Richard Kiphart 1.4 Elect Director Joan Spero 2 Ratify Ernst & Young as independent auditors	For For For For For	For For For For For	Management Management Management Management Management
Intel INTC 458140100 5/18/2004	1.1 Elect Director Craig Barrett
1.2 Elect Director Charlene Barshefsky
1.3 Elect Director John Browne
1.4 Elect Director Andrew Grove
1.5 Elect Director James Guzy
1.6 Elect Director Reed Hundt
1.7 Elect Director Paul Otellini
1.8 Elect Director David Pottruck
1.9 Elect Director Jane Shaw
1.10 Elect Director John Thorton
1.11 Elect Director David Yoffie
2    Ratification of independent auditors
3    Approval of the 2004 equity incentive plan
4    Stockholder proposal on the expensing of stock options
5    Stockholder proposal on the use of performance-vesting
6    Stockholder proposal on the use of performance-based stock options

		For For For For For For For For For For For For For Against Against Against	For For For For For For For For For For For For For Against Against Against	Management Management Management Management Management Management Management Management Management Management Management Management Management Shareholder Shareholder Shareholder
Allstate Corp. ALL 020002101 5/19/2004	1.1 Elect Director F Duane Ackerman
1.2 Elect Director James Andress
1.3 Elect Director Edward Brennan
1.4 Elect Director W James Farrell
1.5 Elect Director Jack Greenberg
1.6 Elect Director Ronald Lemay
1.7 Elect Director Edward Liddy
1.8 Elect Director J Christopher Reyes
1.9 Elect Director H John Riley, Jr.
1.10 Elect Director Joshua Smith
1.11 Elect Director Judith Sprieser
1.12 Elect Director Mary Alice Taylor
2    Appoint Deloitte & Touche LLP as independent auditors
3    Approval of terms of annual covered employee incentive compensation plan
4    Approval of terms of long-term executive compensation plan
5    Provide cumulative voting for Board of Directors

		For For For For For For For For For For For For For For For Against	For For For For For For For For For For For For For For For Against	Management Management Management Management Management Management Management Management Management Management Management Management Management Management Management Shareholder
Time Warner TWX 0184A105 5/21/2004	1.1 Elect Director James Barksdale
1.2 Elect Director Stephen Bollenbach
1.3 Elect Director Stephen Case
1.4 Elect Director Frank Caufield
1.5 Elect Director Robert Clark
1.6 Elect Director Miles Gilburne
1.7 Elect Director Carla Hills
1.8 Elect Director Reuben Mark
1.9 Elect Director Michael Miles
1.10 Elect Director Kenneth Novack
1.11 Elect Director Richard Parsons
1.12 Elect Director RE Turner
1.13 Elect Director FrancisVincent
2    Ratification of auditors
3    Stockholder proposal regarding China business principles
4    Stockholder proposal regarding report on pay disparity

		For For For For For For For For For For For For For For Against Against	For For For For For For For For For For For For For For Against Against	Management Management Management Management Management Management Management Management Management Management Management Management Management Management Shareholder Shareholder
AIG, Inc. AIG 026874107 5/19/2004	1.1 Elect Director M Aidinoff
1.2 Elect Director P Chia
1.3 Elect Director M Cohen
1.4 Elect Director W Cohen
1.5 Elect Director M Feldstein
1.6 Elect Director E Futter
1.7 Elect Director M Greemberg
1.8 Elect Director C Hills
1.9 Elect Director F Hoenemeyer
1.10 Elect Director  R Holbrooke
1.11 Elect Director H Smith
1.12 Elect Director M Sullivan
1.13 Elect Director E Tse
1.14 Elect Director F Zarb
2    Adopt CEO annual compensation plan
3    Adopt a Director stock plan
4    Ratify independent accountants
5    Shareholder proposal I (political contributions)
6    Shareholder proposal II (regarding predatory lending)
7    Shareholder proposal III (investing in tobacco companies)

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Valero Energy Corp. VLO 91913Y100 4/29/2004	1.1 Elect Director E Glenn Biggs 1.2 Elect Director Ruben Escobedo 1.3 Elect Director Bob Marbut 2 Ratify KPMG as auditors 3 Climate change resolution	For For For For Against	For For For For Against	Management Management Management Management Shareholder
Boeing BA 097023105 5/3/2004	1.1 Elect Director John Biggs
1.2 Elect Director John Bryson
1.3 Elect Director Linda Cook
1.4 Elect Director Rozanne Ridgway
2    Amendments to eliminate certain supermajority vote requirements
3    Appointment of Deloitte & Touche LLP as independent auditors
4    Report on military contracts
5    Adopt human rights policies
6    Declassification of the Board of Directors
7    Adopt simple majority vote
8    Require approval of severance agreements
9    Adopt retention of stock policy
10   Give employees choice of pension plans at retirement or termination

		For For For For For For Against Against Against Against Against Against Against	For For For For For For Against Against For For Against Against For	Management Management Management Management Management Shareholder Shareholder Shareholder Shareholder Shareholder Shareholder Shareholder Shareholder
PepsiCo Inc. PEP 91913Y100 5/5/2004	1.1 Elect Director JF Akers
1.2 Elect Director RE Allen
1.3 Elect Director RL Hunt
1.4 Elect Director AC Martinez
1.5 Elect Director IK Nooyi
1.6 Elect Director FD Rains
1.7 Elect Director SS Reinemund
1.8 Elect Director SP Rockefeller
1.9 Elect Director JJ Schiro
1.10 Elect Director FA Thomas
1.11 Elect Director CM Trudell
1.12 Elect Director SD Trujillo
1.13 Elect Director D Vasella
2    Approval of auditors
3    Approval of the 2004 executive incentive compensation plan
4    Shareholder proposal (statement p.22)
5    Shareholder proposal (statement p.23)

		For For For For For For For For For For For For For For For Against Against	For For For For For For For For For For For For For For For Against Against	Management Management Management Management Management Management Management Management Management Management Management Management Management Management Management Shareholder Shareholder
Alcan Inc. AL 013716105 4/22/2004	1.1 Elect Director R Berger
1.2 Elect Director LD Desautels
1.3 Elect Director T Engen
1.4 Elect Director LY Fortier
1.5 Elect Director JP Jacamon
1.6 Elect Director WR Loomis
1.7 Elect Director R Mansion
1.8 Elect Director C Morin-Postel
1.9 Elect Director JE Newall
1.10 Elect Director G Saint-Pierre
1.11 Elect Director G Schulmeyer
1.12 Elect Director PM Teller
1.13 Elect Director MK Wonk
2    Approve PriceWaterhouseCoopers as auditors

		For For For For For For For For For For For For For For	For For For For For For For For For For For For For For	Management Management Management Management Management Management Management Management Management Management Management Management Management Management
Washington Mutual Inc. WM 939322103 4/20/2004	1.1 Elect Director Anne Farrell
1.2 Elect Director Stephen Frank
1.3 Elect Director Margaret Osmer McQuade
1.4 Elect Director  William Schulte
2    Ratify Deloitte & Touche as independent auditors
3    Shareholder proposal relating to a specific compensation program

		For For For For For Against	For For For For For Against	Management Management Management Management Management Shareholder
Citigroup Inc. C 172967101 4/20/2004	1.1 Elect Director C Michael Armstrong
1.2 Elect Director Alain Belda
1.3 Elect Director George David
1.4 Elect Director Kenneth Derr
1.5 Elect Director John Deutch
1.6 Elect Director Hernandez Ramirez
1.7 Elect Director Ann Dibble Jordan
1.8 Elect Director Dudley Mecum
1.9 Elect Director Richard Parsons
1.10 Elect Director  Andrall Pearson
1.11 Elect Director Charles Prince
1.12 Elect Director Robert Rubin
1.13 Elect Director Franklin Thomas
1.14 Elect Director Sanford Weill
1.15 Elect Director Robert Willumstad
2    Ratify KPMG as independent auditors
3    Stockholder proposal requesting a curb on executive compensation
4    Stockholder proposal requesting a report on political contributions
5    Stockholder proposal requesting a discontinuation of all rights, options SAR's, and possible severance payments to the top 5 of management
6    Stockholder proposal requesting that the chairman of the board have no management duties, titles or responsibilities

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Reebok International Ltd. RBK 758110100 5/4/2004	1.1 Elect Director Norman Axelrod
1.2 Elect Director Paul Duncan
1.3 Elect Director Richard Lesser
1.4 Elect Director Deval Patrick
2    Amendments to the 2001 equity incentive and Director deferred compensation plan, which include the issuance of up to 3,000,000 additional new shares of common stock.
3    Ratify Ernst & Young as independent auditors

		For For For For For For	For For For For For For	Management Management Management Management Management Management
IBM Corp. IBM 459200101 4/27/2004	1.1 Elect Director C Black
1.2 Elect Director KI Chenault
1.3 Elect Director C Ghosn
1.4 Elect Director NO Keohane
1.5 Elect Director CF Knight
1.6 Elect Director LA Noto
1.7 Elect Director SJ Palmisano
1.8 Elect Director JB Slaughter
1.9 Elect Director JE Spero
1.10 Elect Director  S Taurel
1.11 Elect Director CM Vest
1.12 Elect Director LH Zambrano
2    Ratify Pricewaterhousecoopers as independent auditors
3    Ratify Ernst & Young as independent accountants for the business consulting services unit
4    Approval Long-term incentive performance terms for certain executives
5    Cumulative voting
6    Stockholder proposal on pension and retirement medical
7    Stockholder proposal on executive compensation
8    Stockholder proposal on expensing stock options
9    Stockholder proposal on disclosure of executive compensation
10   Stockholder proposal on China business principles
11   Stockholder proposal on political contributions
12   Stockholder proposal on a review of executive compensation

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MBNA Corp. KRB 55262L100 5/3/2004	1.1 Elect Director James Berick
1.2 Elect Director Benjamin Civiletti
1.3 Elect Director Bruce Hammonds
1.4 Elect Director William Jews
1.5 Elect Director Randolph Lerner
1.6 Elect Director Stuart Markowitz
1.7 Elect Director William Milstead
2    Ratify appointment of independent auditors
3    Stockholder proposal (item 3 in proxy statement)
4    Stockholder proposal (item 4 in proxy statement)

		For For For For For For For For Against Against	For For For For For For For For Against Against	Management Management Management Management Management Management Management Management Shareholder Shareholder
Johnson & Johnson JNJ 478160104 4/22/2004	1.1 Elect Director Gerard Burrow
1.2 Elect Director Mary Coleman
1.3 Elect Director James Cullen
1.4 Elect Director Robert Darretta
1.5 Elect Director Judah Folkman
1.6 Elect Director Ann Jordan
1.7 Elect Director Arnold Langbo
1.8 Elect Director Susan Lindquist
1.9 Elect Director Leo Mullin
1.10 Elect Director Steven Reinemund
1.11 Elect Director Davie Satcher
1.12 Elect Director Henry Schacht
1.13 Elect Director William Weldon
2    Ratify Pricewaterhousecoopers as independent auditors
3    Proposal on charitable contributions

		For For For For For For For For For For For For For For Against	For For For For For For For For For For For For For For Against	Management Management Management Management Management Management Management Management Management Management Management Management Management Management Shareholder
Cendant Corporation CD 151313103 2/23/2004	1.1 Elect Director Rt. Hon. Brian Mulfoney
1.2 Elect Director Ronald Nelson
1.3 Elect Director Robert Pittman
1.4 Elect Director Myra Biblowit
1.5 Elect Director Sheli Rosenberg
2    Approval of amendments to the articles of incorporation and by-laws of the company to eliminate classification of the Board of Directors of the company
3    Ratify Deloitte & Touche as independent auditors
4    Stockholder proposal regarding the separation of the offices of CEO and chairman
5    Stockholder proposal regarding CEO compensation

		For For For For For For For Against Against	For For For For For For For Against Against	Management Management Management Management Management Management Management Shareholder Shareholder
Pfizer, Inc. PFE 717081103 4/22/2004	1.1 Elect Director Michael Brown
1.2 Elect Director M. Anthony Burns
1.3 Elect Director Robert Burt
1.4 Elect Director W. Don Cornwell
1.5 Elect Director William H. Gray III
1.6 Elect Director Constance Horner
1.7 Elect Director William Howell
1.8 Elect Director Stanley Ikenberry
1.9 Elect Director George Lorch
1.10 Elect Director Henry McKinnell
1.11 Elect Director Dana Mead
1.12 Elect Director Franklin Raines
1.13 Elect Director Ruth Simmons
1.14 Elect Director William Steere
1.15 Elect Director Jean-Paul Valles
2    Approve KPMG as independent auditors
3    Approve the 2004 stock plan
4    Proposal requesting review of the economic effects of the HIV/AIDS, TB and Malaria pandemics on the company's business strategy
5    Proposal relating to political contributions
6    Annual report on corporate resources devoted to supporting political entities or candidates
7    Proposal to impose term limits on Directors
8    Report on increasing access to Pfizer products
9    Proposal on stock options
10  Proposal on in vitro testing

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General Electric Co. GE 369604103 4/28/2004	1.1 Elect Director James Cash
1.2 Elect Director Dennis Dammerman
1.3 Elect Director Ann Fudge
1.4 Elect Director Claudio Gonzalez
1.5 Elect Director Jeffrey Immelt
1.6 Elect Director Andrea Jung
1.7 Elect Director Alan Lafley
1.8 Elect Director Kenneth Langone
1.9 Elect Director Ralph Larsen
1.10 Elect Director Rochelle Lazarus
1.11 Elect Director Sam Nunn
1.12 Elect Director Roger Penske
1.13 Elect Director Robert Swieringa
1.14 Elect Director Douglas Warner III
1.15 Elect Director Robert Wright
2    Ratify Independent auditors
3    Revenue measurement added to Executive Officer Performance Goals
4    Cumulative Voting
5    Animal Testing
6    Nuclear Risk
7    Report on PCB Cleanup Costs
8    Offshore Sourcing
9    Sustainability Index
10  Compensation Committee Independence
11  Pay Disparity
12  End Stock Options and Bonuses
13  Limit Outside Directorships
14  Independent Board Chairman
15  Explore Sale of Company
16  Holding Stock from Stock Options
17  Board Independence
18 Political Contributions

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Exelon Corporation EXC 30161N101 4/27/2004	1.1 Elect Director Nicholas Debenedictis
1.2 Elect Director Fred Dibona
1.3 Elect Director Sue Gin
1.4 Elect Director Edgar Jannotta
For: Independent accountants
For: Approval of annual incentive plan for senior executives

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Occidental Petroleum Corp. OXY 9745999105 4/30/2004	1.1 Elect Director Ronald Burkle
1.2 Elect Director John Chalsly
1.3 Elect Director Edward Djerejian
1.4 Elect Director Chad Dreier
1.5 Elect Director John Feick
1.6 Elect Director Ray Irani
1.7 Elect Director Dale Laurance
1.8 Elect Director Irvin Maloney
1.9 Elect Director Rodolfo Segovia
1.10 Elect Director Aziz Syriani
1.11 Elect Director Rosemary Tomich
1.12 Elect Director Walter Weisman
2    Ratify KPMG as independent auditors
3    Amend the restricted stock plan for non-employee directors
4    Discontinuance of options, rights and severance payments

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KB Home KBH 48666K109 4/1/2004	1.1 Elect Director Ronald Burkle
1.2 Elect Director Dr. Ray Irani
1.3 Elect Director Leslie Moonves
1.4 Elect Director Luis Nogales
1.5 Elect Director Melissa Lora
2    Ratify Ernst & Young as independent auditors

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Cendant Corporation CD 151313103 4/20/2004	1.1 Elect Director TR. Hon. Srian Mulroney
1.2 Elect Director Ronald Nelson
1.3 Elect Director Robert Pittman
1.4 Elect Director Myra Biblowit
1.5 Elect Director Sheli Rosenberg
2    Amendments to the articles of incorporation to eliminate classification of the board
3    Ratify Deloitte & Touche LLP as independent auditors
4    Proposal regarding separation of the office of CEO and Chairman
5    Proposal regarding CEO compensation

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AdvancePCS ADVP 00790K109 3/22/04	1.1 Elect Director T Danny Phillips
1.2 Elect Director Dr. George Poste
1.3 Elect Director Jean-Pierre Millon
2    Approval of the agreement and plan of merger with Caremark Rx, Inc.
3    Proposal to approve the incentive compensation plan
4    Proposal to approve the adopted AdvancePCS Certificate of Incorporation
5    PriceWaterhouseCoopers as public accountants
6    Approval of proposal to adjourn or postpone the annual meeting

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T. Rowe Price TROW 74144T108 4/8/2004	1.1 Elect Director Edward Bernard
1.2 Elect Director James Brady
1.3 Elect Director D William Garrett
1.4 Elect Director Donald Hebb
1.5 Elect Director James Kennedy
1.6 Elect Director James Riepe
1.7 Elect Director George Roche
1.8 Elect Director Brian Rogers
1.9 Elect Director Dr. Alfred Sommer
1.10 Elect Director Dwight Taylor
1.11 Elect Director Anne Marie Whittemore
2    Appointment of KPMG LLP as independent accountant
3    Approval of stock incentive plan
4    Proxies authorized to vote on other business that comes before or after the meeting

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Federal Home Loan Mortgage Corp. FRE 313586109 3/31/2004	1.1 Elect Director Joan Donoghue
1.2 Elect Director Michelle Engler
1.3 Elect Director Richard Karl Goeltz
1.4 Elect Director George Gould
1.5 Elect Director Henry Kaufman
1.6 Elect Director John McCoy
1.7 Elect Director Shaun O'Malley
1.8 Elect Director Ronald Poe
1.9 Elect Director Stephen Ross
1.10 Elect Director Donald Schuenke
1.11 Elect Director Christina Seix
1.12 Elect Director Richard Syron
1.13 Elect Director William Turner
2    Ratify PriceWaterhouseCoopers as independent auditors

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Tyco International LTD. TYC 902124106 3/25/2004	1.1 Elect Director Dennis Blair
1.2 Elect Director Edward Breen
1.3 Elect Director George Buckley
1.4 Elect Director Brian Duperreault
1.5 Elect Director Bruce Gordon
1.6 Elect Director John Krol
1.7 Elect Director Mackey McDonald
1.8 Elect Director H Carl McCall
1.9 Elect Director Brendan O'Neill
1.10 Elect Director Sandra Wijnberg
1.11 Elect Director Jerome York
2    Appoint Deloitte & Touche as independent accountants
3    Adoption of Amended and Restated Bye-laws
4    Approval of Stock and Incentive Plan
5    Proposal regarding Environmental Reporting
6    Proposal to change Jurisdiction of Incorporation from Bermuda to a US State
7    Proposal on "Common Sense" executive compensation

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AmerisourceBergen Corp. ABC 03073E105 3/5/2004	1.1 Elect Director Edward Hagenlocker 1.2 Elect Director Kurt Hilzinger	For For	For For	Management Management
Qualcomm, Inc. QCOM 747525103 3/2/2004	1.1 Elect Director Adelia Coffman
1.3 Elect Director Raymand Dittamore
1.3 Elect Director Irwin Mark Jacobs
1.4 Elect Director Richard Sulpizio
2    Amendment to increase number of shares of common stock
3    Ratify PriceWaterhouseCoopers LLP as independent accountants
4    Eliminating the Classified Board

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Concord EFS CE 206197105 2/26/2004	1 The Agreement and Plan of Merger with First Data Corporation	For	For	Management
Hewlett-Packard HPQ 428236103 3/17/2004	1.1 Elect Director LT Babbio
1.2 Elect Director PC Dunn
1.3 Elect Director CS Fiorina
1.4 Elect Director RA Hackborn
1.5 Elect Director GA Keyworth
1.6 Elect Director RE Knowling, Jr.
1.7 Elect Director SM Litvack
1.8 Elect Director RL Ryan
1.9 Elect Director LS Salhany
2    Ratify Errnst & Young LLP as independent auditors
3    Approve HP stock incentive plan for 2004
4    Stock option expensing proposal

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Microsoft MSFT 594918104 11/11/2003	1.1 Elect Director William Gates III
1.2 Elect Director Steven Ballmer
1.3 Elect Director James Cash, Jr.
1.4 Elect Director Raymond Gilmartin
1.5 Elect Director A McLaughlin Korologos
1.6 Elect Director David Marquardt
1.7 Elect Director Charles Noski
1.8 Elect Director Helmut Panke
1.9 Elect Director WM Reed
1.10 Elect Director Jon Shirley
2    Amendments to Stock Plan
3    Amendments to Stock Option Plan
4    Proposal Terminating Charitable Contributions

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Cardinal Health CAH 14149Y108 11/5/2003	1.1 Elect Director Dave Bing 1.2 Elect Director John Finn 1.3 Elect Director John Havens 1.4 Elect Director David Raisbeck 1.5 Elect Director Robert Walter	For For For For For	For For For For For	Management Management Management Management Management
Cisco Systems CSCO 17275R102 11/11/2003	1.1 Elect Director Carol Bartz
1.2 Elect Director Larry Carter
1.3 Elect Director John Chambers
1.4 Elect Director Dr. James Gibbons
1.5 Elect Director Dr. John Hennessy
1.6 Elect Director Roderick McGeary
1.7 Elect Director James Morgan
1.8 Elect Director John Morgridge
1.9 Elect Director Donald Valentine
1.10 Elect Director Steven West
1.11 Elect Director Jerry Yang
2    Ratify PriceWaterhouseCoopers as independent auditors
3    Report on sales to government agencies and state-owned entities
4    Report on compensation of top executives vs. lowest paid workers

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Concord EFS CE 206197105 10/28/2003	1 Agreement and Plan of Merger with First Data Corporation	For	For	Management
Forest Laboratories Inc. FRX 345838106 8/11/2003	1.1 Elect Director Howard Solomon
1.2 Elect Director William Candee
1.3 Elect Director George Cohan
1.4 Elect Director Dan Goldwasser
1.5 Elect Director Lester Salans
1.6 Elect Director Kenneth Goodman
1.7 Elect Director Phillip Satow
2    Amendment to Authorize Additional Shares
3    Ratify BDO Seidman as independent auditors

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Tidewater Inc. TDW 886423102 7/31/2003	1.1 Elect Director Arthur Carlson 1.2 Elect Director Jon Madonna 1.3 Elect Director William O'Malley	For For For	For For For	Management Management Management
Xilinx Inc. XLNX 983919101 8/7/2003	1.1 Elect Director Willem Roelandts
1.2 Elect Director John Doyle
1.3 Elect Director Jerald Fishman
1.4 Elect Director Philip Gianos
1.5 Elect Director William Howard
1.6 Elect Director Harold Hughes
1.7 Elect Director Richard Sevcik
1.8 Elect Elizabeth Vanderslice
2    Appointment of Ernst & Young LLP

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Bed Bath & Beyond Inc. BBBY 075896100 6/26/2003	1.1 Elect Director Steven Temares 1.2 Elect Director Klaus Eppler 2 Ratify KPMG LLP as independent auditor 3 Shareholder proposal	For For For Against	For For For Against	Management Management Management Shareholder